Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Property and Equipment, Estimated Useful Lives
Computer equipment and application software	3 – 6 years
Building	44 – 60 years
Office building related facility and machines	10 – 15 years
Furniture and vehicles	3 – 10 years
Leasehold improvements	lesser of the lease term or the
estimated useful life of the assets

Acquired Intangible Assets, Estimated Useful Lives
Domain names	3 - 10 years
Source code	5 - 8 years
Technology	2 - 10 years
Non-compete agreement	1 - 6 years
Operating license	5 - 30 years
Trademarks	3 - 10 years
User base	0.5 - 1 year
Customer relationship	3 years
Distributor relationship	5 years
Backlog	3 years

Total revenue [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of Credit Risk
	Year ended December 31,
	2012	2013	2014

Customer
A	5%	*-	*-
B	10%	*-	*-
“*” means less than 10%
Accounts receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of Credit Risk
	December 31,
	2013	2014

Customer
B	32%	*-
C	*-	14%
“*” means less than 10%